Rule 497(j)
											File No. 2-99463
											File No. 811-4372

											February 8, 1996

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

		Re:	The Rodney Square Tax-Exempt Fund
			Post-Effective Amendment No. 14 to
			Registration Statement on Form N-1A
			File No. 2-99463
			File No. 811-4372
			CIK No. 773826

Ladies and Gentlemen:

	On behalf of The Rodney Square Tax-Exempt Fund (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A as filed electronically on Jan-uary 29, 1996.

	All questions and comments regarding the enclosed materials should be addressed to the undersigned at Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001, phone number: (302) 651-8998.


											Sincerely,

											/s/ Marilyn Talman
											Marilyn Talman
											Secretary



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